LOANS, Non-Accrual and Past Due Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	$ 2,664	$ 2,628
Interest forgone on non-accrual loans	200	127
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	2,064	1,310
Commercial Real Estate [Member] | Commercial ADC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	5	1,022
Commercial Real Estate [Member] | Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	0	43
Commercial Real Estate [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	0	153
Commercial Real Estate [Member] | Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	2,031	55
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	28	37
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	25	1,139
Commercial [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	25	1,139
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	541	179
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	86	179
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	455	0
Home Equity Lines [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	$ 34	$ 0